Allowance for Credit Losses (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Allowance for Credit Losses [Roll Forward]
Beginning of period	$ (59)	$ (53)	$ (58)	$ (53)
Credit loss expense	(3)	(5)	(11)	(10)
Credit loss deferral	(2)	0	(3)	0
Write-offs, net of recoveries	4	6	12	11
Foreign exchange	0	(1)	0	(1)
End of period	$ (60)	$ (53)	$ (60)	$ (53)